UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2007

Shares	Description (1)				Value

	Common Stocks – 94.9%

	Aerospace & Defense – 5.0%

19,900	Boeing Company				$2,089,301
24,900	General Dynamics Corporation				2,103,303
8,600	Goodrich Corporation				586,778
18,200	Honeywell International Inc.				1,082,354
1,300	L-3 Communications Holdings, Inc.				132,782
43,900	Lockheed Martin Corporation				4,762,711
400	Northrop Grumman Corporation				31,200
24,200	Precision Castparts Corporation				3,581,116
16,600	Raytheon Company				1,059,412
1,300	Rockwell Collins, Inc.				94,952

	Total Aerospace & Defense				15,523,909

	Auto Components – 1.1%

51,800	Goodyear Tire & Rubber Company, (2)				1,575,238
16,000	Johnson Controls, Inc.				1,889,760

	Total Auto Components				3,464,998

	Automobiles – 0.0%

1,500	Harley-Davidson, Inc.				69,315

	Beverages – 1.5%

25,000	Coca-Cola Company				1,436,750
10,000	Molson Coors Brewing Company, Class B				996,700
31,000	PepsiCo, Inc.				2,271,060

	Total Beverages				4,704,510

	Biotechnology – 0.2%

9,500	Gilead Sciences, Inc., (2)				388,265

	Capital Markets – 2.1%

700	American Capital Strategies Limited				29,911
4,300	Ameriprise Financial, Inc.				271,373
4,964	Bank of New York Company, Inc.				219,111
3,800	Franklin Resources, Inc.				484,500
16,600	Goldman Sachs Group, Inc.				3,597,884
31,800	JPMorgan Chase & Co.				1,457,076
7,300	Morgan Stanley				459,900

	Total Capital Markets				6,519,755

	Chemicals – 0.3%

10,400	Dow Chemical Company				447,824
200	E.I. Du Pont de Nemours and Company				9,912
8,100	International Flavors & Fragrances Inc.				428,166

	Total Chemicals				885,902

	Commercial Banks – 1.6%

86,400	Bank of America Corporation				4,343,328
800	PNC Financial Services Group, Inc.				54,480
2,100	Sovereign Bancorp, Inc.				35,784
2,100	SunTrust Banks, Inc.				158,907
11,900	U.S. Bancorp				387,107
3,300	Wells Fargo & Company				117,546

	Total Commercial Banks				5,097,152

	Commercial Services & Supplies – 0.2%

2,800	Equifax Inc.				106,736
500	Fiserv, Inc., (2)				25,430
8,100	R.R. Donnelley & Sons Company				296,136

	Total Commercial Services & Supplies				428,302

	Communications Equipment – 1.9%

23,200	Avaya Inc., (2)				393,472
133,400	Cisco Systems, Inc., (2)				4,416,874
27,300	Juniper Networks Inc., (2)				999,453
1,700	QUALCOMM Inc.				71,842

	Total Communications Equipment				5,881,641

	Computers & Peripherals – 4.4%

28,800	Apple, Inc., (2)				4,421,952
3,000	Dell Inc., (2)				82,800
38,100	EMC Corporation, (2)				792,480
89,900	Hewlett-Packard Company				4,476,121
24,300	International Business Machines Corporation (IBM)				2,862,540
19,200	NCR Corporation, (2)				956,160

	Total Computers & Peripherals				13,592,053

	Construction Materials – 0.6%

20,900	Vulcan Materials Company				1,863,235

	Containers & Packaging – 0.7%

11,100	Ball Corporation				596,625
13,700	Pactiv Corporation, (2)				392,642
24,700	Temple-Inland Inc.				1,299,961

	Total Containers & Packaging				2,289,228

	Diversified Financial Services – 1.3%

70,800	Citigroup Inc.				3,304,236
1,200	CME Group, Inc.				704,820
3,300	Leucadia National Corporation				159,126
400	Principal Financial Group, Inc.				25,236

	Total Diversified Financial Services				4,193,418

	Diversified Telecommunication Services – 5.8%

2,200	Alltel Corporation				153,296
299,700	AT&T Inc.				12,680,307
12,700	CenturyTel, Inc.				586,994
4,400	Citizens Communications Company				63,008
20,600	Embarq Corporation				1,145,360
37,300	Sprint Nextel Corporation				708,700
50,300	Verizon Communications Inc.				2,227,284
41,900	Windstream Corporation				591,628

	Total Diversified Telecommunication Services				18,156,577

	Electric Utilities – 9.4%

3,100	AES Corporation, (2)				62,124
20,500	Allegheny Energy, Inc., (2)				1,071,330
68,900	American Electric Power Company, Inc.				3,174,912
59,100	CenterPoint Energy, Inc.				947,373
25,500	CMS Energy Corporation				428,910
1,500	Consolidated Edison, Inc.				69,450
41,600	Constellation Energy Group				3,568,864
2,800	DTE Energy Company				135,632
16,400	Edison International				909,380
41,700	Entergy Corporation				4,515,693
8,900	Exelon Corporation				670,704
42,200	FirstEnergy Corp.				2,672,948
88,700	FPL Group, Inc.				5,400,056
25,500	PG&E Corporation				1,218,900
38,700	PPL Corporation				1,791,810
900	Southern Company				32,652
22,700	TXU Corp.				1,554,269
46,700	Xcel Energy, Inc.				1,005,918

	Total Electric Utilities				29,230,925

	Electronic Equipment & Instruments – 1.9%

21,900	MEMC Electronic Materials, (2)				1,289,034
14,200	Perkinelmer Inc.				414,782
48,900	Thermo Fisher Scientific, Inc., (2)				2,822,508
20,100	Waters Corporation, (2)				1,345,092

	Total Electronic Equipment & Instruments				5,871,416

	Energy Equipment & Services – 1.1%

9,700	National-Oilwell Varco Inc., (2)				1,401,650
2,600	Noble Corporation				127,530
13,400	Schlumberger Limited				1,407,000
2,800	Smith International, Inc.				199,920
3,200	Transocean Inc., (2)				361,760

	Total Energy Equipment & Services				3,497,860

	Food & Staples Retailing – 2.8%

7,300	CVS Caremark Corporation				289,299
107,400	Kroger Co.				3,063,048
80,700	Safeway Inc.				2,671,977
46,900	SUPERVALU INC.				1,829,569
1,800	Sysco Corporation				64,062
1,500	Wal-Mart Stores, Inc.				65,475
12,200	Wm. Wrigley Jr. Company				783,606

	Total Food & Staples Retailing				8,767,036

	Food Products – 1.4%

7,200	ConAgra Foods, Inc.				188,136
15,000	Dean Foods Company, (2)				383,700
14,000	General Mills, Inc.				812,140
26,000	H.J. Heinz Company				1,201,200
200	Kellogg Company				11,200
6,200	Monsanto Company				531,588
62,800	Tyson Foods, Inc., Class A				1,120,980

	Total Food Products				4,248,944

	Gas Utilities – 0.0%

1,600	Questar Corporation				84,048

	Health Care Equipment & Supplies – 2.7%

2,200	AmerisourceBergen Corporation				99,726
53,500	Baxter International Inc.				3,010,980
3,300	Becton, Dickinson and Company				270,765
900	C. R. Bard, Inc.				79,371
2,300	Medtronic, Inc.				129,743
41,800	Stryker Corporation				2,874,168
22,100	Zimmer Holdings, Inc., (2)				1,789,879

	Total Health Care Equipment & Supplies				8,254,632

	Health Care Providers & Services – 2.2%

9,700	Aetna Inc.				526,419
5,500	Bausch and Lomb Inc.				352,000
52,800	CIGNA Corporation				2,813,712
100	Humana Inc., (2)				6,988
2,000	Laboratory Corporation of America Holdings, (2)				156,460
12,600	Manor Care, Inc.				811,440
22,900	Medco Health Solutions, Inc., (2)				2,069,931
4,300	UnitedHealth Group Incorporated				208,249

	Total Health Care Providers & Services				6,945,199

	Hotels, Restaurants & Leisure – 2.4%

1,400	Carnival Corporation				67,802
26,300	Harrah’s Entertainment, Inc.				2,286,259
7,100	Hilton Hotels Corporation				330,079
11,400	Marriott International, Inc., Class A				495,558
74,600	McDonald’s Corporation				4,063,462
1,900	Wendy’s International, Inc.				66,329

	Total Hotels, Restaurants & Leisure				7,309,489

	Household Durables – 0.3%

7,300	Harman International Industries Inc.				631,596
4,200	Newell Rubbermaid Inc.				121,044
3,400	Snap-on Incorporated				168,436

	Total Household Durables				921,076

	Household Products – 3.3%

52,500	Colgate-Palmolive Company				3,744,300
4,700	Kimberly-Clark Corporation				330,222
86,600	Procter & Gamble Company				6,091,444

	Total Household Products				10,165,966

	Industrial Conglomerates – 2.6%

2,100	3M Co.				196,518
2,400	American Standard Companies Inc.				85,488
190,900	General Electric Company				7,903,260

	Total Industrial Conglomerates				8,185,266

	Insurance – 3.3%

32,700	American International Group, Inc.				2,212,155
600	Lincoln National Corporation				39,582
99,200	Loews Corporation				4,796,320
2,100	Marsh & McLennan Companies, Inc.				53,550
7,800	MetLife, Inc.				543,894
9,500	Prudential Financial, Inc.				927,010
1,300	SAFECO Corporation				79,586
10,800	Travelers Companies, Inc.				543,672
37,000	Unum Group				905,390
800	XL Capital Ltd, Class A				63,360

	Total Insurance				10,164,519

	Internet & Catalog Retail – 1.4%

34,400	Amazon.com, Inc., (2)				3,204,360
40,300	IAC/InterActiveCorp., (2)				1,195,701

	Total Internet & Catalog Retail				4,400,061

	Internet Software & Services – 0.8%

2,000	eBay Inc., (2)				78,040
4,100	Google Inc., Class A, (2)				2,325,807

	Total Internet Software & Services				2,403,847

	IT Services – 0.3%

16,700	Convergys Corporation, (2)				289,912
16,600	Fidelity National Information Services				736,542

	Total IT Services				1,026,454

	Leisure Equipment & Products – 1.0%

36,400	Hasbro, Inc.				1,014,832
90,000	Mattel, Inc.				2,111,400

	Total Leisure Equipment & Products				3,126,232

	Machinery – 2.1%

5,100	Cummins Inc.				652,239
5,100	Deere & Company				756,942
24,800	PACCAR Inc.				2,114,200
30,000	Pall Corporation				1,167,000
19,300	Terex Corporation, (2)				1,718,086

	Total Machinery				6,408,467

	Media – 4.8%

4,700	CBS Corporation, Class B				148,050
39,700	Clear Channel Communications, Inc.				1,486,368
104,200	Comcast Corporation, Class A, (2)				2,519,556
125,900	DIRECTV Group, Inc., (2)				3,056,852
7,900	Dow Jones & Company, Inc.				471,630
57,700	Interpublic Group Companies, Inc., (2)				598,926
10,200	McGraw-Hill Companies, Inc.				519,282
5,000	Meredith Corporation				286,500
118,500	News Corporation, Class A				2,605,815
13,900	Omnicom Group Inc.				668,451
59,300	Time Warner Inc.				1,088,748
45,600	Walt Disney Company				1,568,184

	Total Media				15,018,362

	Metals & Mining – 1.7%

2,100	Alcoa Inc.				82,152
20,700	Allegheny Technologies, Inc.				2,275,965
4,100	Freeport-McMoRan Copper & Gold, Inc.				430,049
4,700	Nucor Corporation				279,509
21,100	United States Steel Corporation				2,235,334

	Total Metals & Mining				5,303,009

	Multiline Retail – 1.5%

17,900	Big Lots, Inc., (2)				534,136
1,800	Family Dollar Stores, Inc.				47,808
500	Federated Department Stores, Inc.				16,160
10,300	J.C. Penney Company, Inc.				652,711
32,300	Kohl’s Corporation, (2)				1,851,759
14,200	Nordstrom, Inc.				665,838
5,500	Sears Holding Corporation, (2)				699,600
1,900	Target Corporation				120,783

	Total Multiline Retail				4,588,795

	Multi-Utilities – 1.0%

1,000	Dominion Resources, Inc.				84,300
84,200	Dynegy Inc., (2)				778,008
9,700	Public Service Enterprise Group Incorporated				853,503
23,500	Sempra Energy				1,365,820

	Total Multi-Utilities				3,081,631

	Office Electronics – 0.0%

2,900	Xerox Corporation, (2)				50,286

	Oil, Gas & Consumable Fuels – 5.9%

36,600	Chevron Corporation				3,425,028
12,300	ConocoPhillips				1,079,571
600	Devon Energy Corporation				49,920
122,900	Exxon Mobil Corporation				11,375,624
1,200	Hess Corporation				79,836
25,300	Marathon Oil Corporation				1,442,606
5,600	Valero Energy Corporation				376,208
400	Williams Companies, Inc.				13,624
8,100	XTO Energy, Inc.				500,904

	Total Oil, Gas & Consumable Fuels				18,343,321

	Paper & Forest Products – 0.4%

3,100	MeadWestvaco Corporation				91,543
16,700	Weyerhaeuser Company				1,207,410

	Total Paper & Forest Products				1,298,953

	Personal Products – 0.4%

23,100	Avon Products, Inc.				866,943
12,300	Estee Lauder Companies Inc., Class A				522,258

	Total Personal Products				1,389,201

	Pharmaceuticals – 5.7%

41,600	Abbott Laboratories				2,230,592
1,500	Allergan, Inc.				96,705
17,300	Bristol-Myers Squibb Company				498,586
23,400	Celgene Corporation, (2)				1,668,654
26,900	Johnson & Johnson				1,767,330
25,400	King Pharmaceuticals Inc., (2)				297,688
155,600	Merck & Co. Inc.				8,042,964
25,400	Pfizer Inc.				620,522
76,200	Schering-Plough Corporation				2,410,206
1,600	Watson Pharmaceuticals Inc., (2)				51,840
1,500	Wyeth				66,825

	Total Pharmaceuticals				17,751,912

	Real Estate – 0.7%

900	Apartment Investment & Management Company, Class A				40,617
1,300	Archstone-Smith Trust				78,182
12,400	Boston Properties, Inc.				1,288,360
8,100	General Growth Properties Inc.				434,322
2,100	Simon Property Group, Inc.				210,000
2,100	Vornado Realty Trust				229,635

	Total Real Estate				2,281,116

	Real Estate Management & Development – 0.0%

3,400	CB Richard Ellis Group, Inc., Class A, (2)				94,656

	Road & Rail – 0.2%

2,200	CSX Corporation				94,006
600	Union Pacific Corporation				67,836

	Total Road & Rail				161,842

	Semiconductors & Equipment – 0.2%

4,400	Analog Devices, Inc.				159,104
9,100	Intel Corporation				235,326
4,600	Microchip Technology Incorporated				167,072
2,700	Novellus Systems, Inc., (2)				73,602
300	NVIDIA Corporation, (2)				10,872

	Total Semiconductors & Equipment				645,976

	Software – 2.5%

2,900	Adobe Systems Incorporated, (2)				126,614
1,700	Akamai Technologies, Inc., (2)				48,841
3,600	BMC Software, Inc., (2)				112,428
900	Cognizant Technology Solutions Corporation, Class A, (2)				71,793
36,700	Compuware Corporation, (2)				294,334
151,800	Microsoft Corporation				4,472,028
109,200	Oracle Corporation, (2)				2,364,180
4,500	Symantec Corporation, (2)				87,210
2,800	VeriSign, Inc., (2)				94,472

	Total Software				7,671,900

	Specialty Retail – 1.2%

10,900	AutoZone, Inc., (2)				1,265,926
5,300	OfficeMax Inc.				181,631
37,100	RadioShack Corporation				766,486
6,400	Sherwin-Williams Company				420,544
22,900	Tiffany & Co.				1,198,815

	Total Specialty Retail				3,833,402

	Textiles, Apparel & Luxury Goods – 2.2%

50,900	Coach, Inc., (2)				2,406,043
29,300	Nike, Inc., Class B				1,718,738
15,700	Polo Ralph Lauren Corporation				1,220,675
16,700	VF Corporation				1,348,525

	Total Textiles, Apparel & Luxury Goods				6,693,981

	Tobacco – 0.8%

26,300	Altria Group, Inc.				1,828,639
1,100	Reynolds American Inc.				69,949
13,700	UST Inc.				679,520

	Total Tobacco				2,578,108

	Total Common Stocks (cost $283,289,776)				294,856,148

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 8.1%

	U.S. Government and Agency Obligations – 1.3%

$4,000	United State of America Treasury Bills	0.000%	12/13/07		$3,970,492

	Repurchase Agreements – 6.8%

21,079	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $21,085,540, collateralized by $19,010,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $21,505,253	3.750%	10/01/07		21,078,953

$25,079	Total Short-Term Investments (cost $25,049,445)				25,049,445

	Total Investments (cost $308,339,221) – 103.0%				319,905,593

		Notional	Expiration	Strike
Contracts	Type (1)	Amount (3)	Date	Price	Value

	Call Options Written- (1.6)% (4)

(698,585)	CUSTOM BASKET 1 NASDAQ	$(69,858,499)	10/02/07	$100.00	$(3,023,266)
(762,530)	CUSTOM BASKET 4 NASDAQ	(76,252,963)	11/08/07	100.00	(1,872,544)

(1,461,115)	Total Call Options Written (premiums received $4,090,014)	(146,111,462)			(4,895,810)

	Other Assets Less Liabilities – (1.4)%				(4,385,667)

	Net Assets – 100%				$310,624,116

Futures Contracts outstanding at September 30, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	September 30, 2007	(Depreciation)

S&P 500 Index	Long	46	12/07	$17,688,150	$631,787

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $308,339,221.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$19,512,274
Depreciation	(7,945,902)

Net unrealized appreciation (depreciation) of investments	$11,566,372

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Core Equity Alpha Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.